Debt - Schedule of Future Minimum Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 1,264
2024	1,751
2025	30,227
Total principal amount	$ 33,242